Document And Entity Information	6 Months Ended
Jun. 30, 2019
Document Information Line Items
Entity Registrant Name	INVO Bioscience, Inc.,
Document Type	S-1
Amendment Flag	false
Entity Central Index Key	0001417926
Entity Filer Category	Non-accelerated Filer
Document Period End Date	Jun. 30, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	Q2
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Ex Transition Period	false